Employees (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation	4A. STAFF AND MANAGEMENT COSTS

Staff costs	€ million 2025	€ million 2024	€ million 2023
Wages and salaries	(5,433)	(5,852)	(5,722)
Social security costs	(594)	(640)	(591)
Other pension costs	(333)	(339)	(348)
Share-based compensation costs	(284)	(324)	(212)
	(6,644)	(7,155)	(6,873)
2025 Staff costs include €925 million (2024: €1,013 million, 2023: €987 million) in relation to discontinued operations.

Average number of employees during the year(a)	'000 2025	'000 2024	'000 2023
Asia Pacific Africa	51	54	56
The Americas	30	31	32
Europe	19	20	20
Total continuing operations	100	105	108
Discontinued operations	18	20	20
Total	118	125	128
(a)The reduction in the average number of employees is primarily attributable to the demerger of the Ice Cream operations, the productivity program, and the sale of the Russia business in
2024.

Key management compensation	€ million 2025(a)	€ million 2024(a)	€ million 2023(a)
Salaries and short-term employee benefits	(37)	(44)	(41)
Share-based benefits(b)	(21)	(19)	(13)
	(58)	(63)	(54)
Of which: Executive Directors	(9)	(14)	(13)
Other(c)	(49)	(49)	(41)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(60)	(65)	(56)
(a)Includes compensation for total Unilever
(b)Share-based benefits are expenses recognised for the period. Share-based benefit compensation on a vesting basis is €16 million (2024: €13 million; 2023: €8 million).
(c)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 95% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2025		31 December 2024
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	5.1%	6.3%	4.8%	6.3%
Inflation	2.6%	n/a	2.8%	n/a
Rate of increase in salaries	3.3%	3.0%	3.4%	3.0%
Rate of increase for pensions in payment (where provided)	2.5%	n/a	2.5%	n/a
Rate of increase for pensions in deferment (where provided)	2.6%	n/a	2.8%	n/a
Long-term medical cost inflation	n/a	5.6%	n/a	5.7%
For the most material other post-employment benefit plan in the US, a higher initial level of medical cost inflation is assumed which falls from the initial rate of 7.5% to the long-term rate of 5% after 10 years.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
For the UK and Netherlands pension plans, representing approximately 69% of all defined benefit pension liabilities, the assumptions of principal defined benefit pension plans used at 31 December 2025 and 2024 were:

	United Kingdom		Netherlands
	2025	2024	2025	2024
Discount rate	5.6%	5.6%	4.2%	3.4%
Inflation	2.9%	3.1%	2.0%	2.0%
Rate of increase in salaries	3.6%	3.8%	2.5%	2.5%
Rate of increase for pensions in payment (where provided)	2.8%	2.9%	2.0%	2.0%
Rate of increase for pensions in deferment (where provided)	2.6%	2.9%	2.0%	2.0%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.5	21.5	22.1	22.0
Women	23.2	23.1	24.3	24.2
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.6	22.5	24.1	24.0
Women	24.4	24.3	26.3	26.2

Summary of Charge to Operating Profit	The charge to the income statement comprises:

	Notes	€ million 2025	€ million 2024(a)	€ million 2023(a)
Charged to operating profit:
Defined benefit pension and other benefit plans:
Gross service cost		(154)	(168)	(119)
Employee contributions		32	36	10
Special termination benefits		(5)	(5)	(14)
Past service cost including (losses)/gains on curtailments(b)		18	32	3
Settlements		11	5	2
Defined contribution plans		(196)	(197)	(186)
Total operating cost	4A	(294)	(297)	(304)
Finance income/(cost)(c)	5	123	83	121
Net impact on the income statement (before tax)		(171)	(214)	(183)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)This includes €28 million credit in the UK in 2024 due to the removal of a discretionary administration practice.
(c)This includes the impact of asset ceiling on interest.

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability	Amounts recognised in the statement of comprehensive income on the remeasurement of the surplus/(deficit).

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Return on plan assets excluding amounts included in net finance income/(cost)	(196)	(653)	87
Change in asset ceiling excluding amounts included in finance cost	(19)	(37)	(5)
Actuarial gains/(losses) arising from changes in demographic assumptions	(12)	23	98
Actuarial gains/(losses) arising from changes in financial assumptions	574	880	(544)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(128)	58	(386)
Total of defined benefit costs recognised in other comprehensive income	219	271	(750)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date	The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2025		€ million 2024
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	18,050	1	19,867	2
Present value of liabilities	(13,934)	(282)	(16,259)	(345)
Computed surplus/(deficit)	4,116	(281)	3,608	(343)
Irrecoverable surplus(a)	(317)	–	(295)	–
Surplus/(deficit)	3,799	(281)	3,313	(343)
Of which in respect of:
Funded plans in surplus:
Liabilities	(12,969)	–	(12,909)	–
Assets	17,748	–	17,368	–
Aggregate surplus	4,779	–	4,459	–
Irrecoverable surplus(a)	(317)	–	(295)	–
Surplus/(deficit)	4,462	–	4,164	–
Funded plans in deficit:
Liabilities	(368)	(35)	(2,633)	(41)
Assets	302	1	2,499	2
Surplus/(deficit)	(66)	(34)	(134)	(39)
Unfunded plans:
Pension liabilities	(597)	(247)	(717)	(304)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Summary of Movements in Assets	The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January fair value of assets	8,132	5,595	6,142	19,869	8,679	5,514	5,985	20,178
1 January irrecoverable surplus	–	–	(295)	(295)	–	–	(255)	(255)
1 January (after irrecoverable surplus)	8,132	5,595	5,847	19,574	8,679	5,514	5,730	19,923
Employee contributions	–	–	33	33	–	–	37	37
Settlements(a)	–	–	(169)	(169)	–	–	–	–
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(156)	95	(174)	(894)	194	99	(601)
Change in asset ceiling excluding amounts included in interest expenses	–	–	(21)	(21)	–	–	(38)	(38)
Interest income(b)	428	187	257	872	407	174	273	854
Employer contributions(c)	49	(108)	267	208	47	(106)	256	197
Benefit payments	(498)	(182)	(538)	(1,218)	(492)	(181)	(535)	(1,208)
Other(d)	–	–	(771)	(771)	–	–	(13)	(13)
Currency retranslation	(392)	–	(208)	(600)	385	–	38	423
31 December (after irrecoverable surplus)	7,606	5,336	4,792	17,734	8,132	5,595	5,847	19,574
31 December irrecoverable surplus	–	–	(317)	(317)	–	–	(295)	(295)
31 December fair value of assets	7,606	5,336	5,109	18,051	8,132	5,595	6,142	19,869
(a)Settlements mainly represent the contract that US UNICare Retirement Plan has entered into with a third-party insurance company to settle €150 million of pensioner liabilities for the price of €143 million paid from pension plan assets.
(b)This includes the impact of asset ceiling on interest.
(c)The Group received a partial refund of €115 million and €118 million from the Netherlands Plan respectively in 2024 and 2025, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
(d)The majority of ’Other’ during 2025 is explained by disposal of pension assets with the demerger of The Magnum Ice Cream Company.

Summary of Movements in Liabilities	Movements in liabilities during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January	(6,782)	(3,653)	(6,169)	(16,604)	(7,250)	(4,031)	(6,241)	(17,522)
Gross service cost	(47)	(3)	(112)	(162)	(51)	(4)	(123)	(178)
Special termination benefits	–	–	(5)	(5)	–	–	(5)	(5)
Past service costs including losses/(gains) on curtailments	6	1	10	17	27	–	5	32
Settlements(a)	–	–	180	180	–	–	5	5
Interest cost	(354)	(121)	(283)	(758)	(337)	(126)	(320)	(783)
Actuarial gain/(loss) arising from changes in demographic assumptions	–	(8)	(4)	(12)	3	13	10	26
Actuarial gain/(loss) arising from changes in financial assumptions	121	363	134	618	675	160	68	903
Actuarial gain/(loss) arising from experience adjustments	(167)	(17)	59	(125)	(14)	154	(112)	28
Benefit payments	498	182	538	1,218	492	181	535	1,208
Other(b)	1	1	779	781	–	–	33	33
Currency retranslation	324	–	312	636	(327)	–	(24)	(351)
31 December	(6,400)	(3,255)	(4,561)	(14,216)	(6,782)	(3,653)	(6,169)	(16,604)
(a)Settlements mainly represent the contract that US UNICare Retirement Plan has entered into with a third-party insurance company to settle €150 million of pensioner liabilities for the price of €143 million paid from pension plan assets.
(b)The majority of ’Other’ during 2025 is explained by disposal of pension liabilities with the demerger of The Magnum Ice Cream Company.

Summary of Movements in (Deficit)/Surplus	Movements in (deficit)/surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January	1,350	1,942	(322)	2,970	1,429	1,483	(511)	2,401
Gross service cost	(47)	(3)	(112)	(162)	(51)	(4)	(123)	(178)
Employee contributions	–	–	33	33	–	–	37	37
Special termination benefits	–	–	(5)	(5)	–	–	(5)	(5)
Past service costs including losses/(gains) on curtailments	6	1	10	17	27	–	5	32
Settlements	–	–	11	11	–	–	5	5
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(156)	95	(174)	(894)	194	99	(601)
Change in asset ceiling excluding amounts included in interest expenses	–	–	(21)	(21)	–	–	(38)	(38)
Interest cost	(354)	(121)	(283)	(758)	(337)	(126)	(320)	(783)
Interest income(a)	428	187	257	872	407	174	273	854
Actuarial gain/(loss) arising from changes in demographic assumptions	–	(8)	(4)	(12)	3	13	10	26
Actuarial gain/(loss) arising from changes in financial assumptions	121	363	134	618	675	160	68	903
Actuarial gain/(loss) arising from experience adjustments	(167)	(17)	59	(125)	(14)	154	(112)	28
Employer contributions(b)	49	(108)	267	208	47	(106)	256	197
Benefit payments	–	–	–	–	–	–	–	–
Other	1	1	8	10	–	–	20	20
Currency retranslation	(68)	–	104	36	58	–	14	72
31 December	1,206	2,081	231	3,518	1,350	1,942	(322)	2,970
(a)This includes the impact of asset ceiling on interest.
(b)The Group received a partial refund of €115 million and €118 million from the Netherlands Plan respectively in 2024 and 2025, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.

Summary of Movements in Irrevocable Surplus	Movements in irrecoverable surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2025 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total
1 January	–	–	(295)	(295)	–	–	(255)	(255)
Interest income	–	–	(6)	(6)	–	–	(7)	(7)
Change in irrecoverable surplus in excess of interest	–	–	(21)	(21)	–	–	(38)	(38)
Currency retranslations	–	–	5	5	–	–	5	5
31 December	–	–	(317)	(317)	–	–	(295)	(295)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants	The duration of the principal defined benefit plan liabilities (representing 95% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2025 Total	UK	Netherlands	Rest of world(a)	2024 Total
Duration (years)	12	13	9	0 to 21	12	14	10	0 to 23
Active members	6%	5%	24%	11%	8%	7%	23%	13%
Deferred members	28%	37%	16%	27%	30%	38%	15%	27%
Retired members	66%	58%	60%	62%	62%	55%	62%	60%
(a)Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits

	€ million 31 December 2025				€ million 31 December 2024
	UK	Netherlands	Rest of world	2025 Total	UK	Netherlands	Rest of world	2024 Total
Total Pension Plans Assets	7,606	5,336	5,108	18,050	8,132	5,595	6,140	19,867
Equities Total	188	755	665	1,608	214	1,176	1,106	2,496
– Europe	37	98	226	361	37	148	346	531
– North America	109	441	275	825	128	746	525	1,399
– Other	42	216	164	422	49	282	235	566
Fixed Income Total	5,815	3,893	3,212	12,920	6,228	3,627	3,763	13,618
– Government bonds	4,021	1,771	1,731	7,523	4,296	1,460	1,814	7,570
– Investment grade corporate bonds	875	666	1,010	2,551	895	648	1,296	2,839
– Other Fixed Income	919	1,456	471	2,846	1,037	1,519	653	3,209
Derivatives	20	(93)	(15)	(88)	(239)	90	–	(149)
Private Equity	655	113	39	807	617	105	32	754
Property and Real Estate	551	353	383	1,287	749	370	433	1,552
Hedge Funds	119	–	76	195	123	–	75	198
Other	258	315	433	1,006	440	227	404	1,071
Other Pension Plans	–	–	315	315	–	–	327	327
Other Post-Employment Benefit Plans Assets	–	–	1	1	–	–	2	2
Total Assets	7,606	5,336	5,109	18,051	8,132	5,595	6,142	19,869

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions	The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	(5)%	(6)%	(5)%
Inflation rate	Increase by 0.5%	4%	7%	4%
Life expectancy	Increase by 1 year	5%	4%	4%
Long-term medical cost inflation(a)	Increase by 1.0%	n/a	n/a	4%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.

Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits	The table below sets out these amounts:

	€ million 2026 Estimate	€ million 2025	€ million 2024(a)	€ million 2023(a)
Company contributions to funded plans:
Defined Benefit(b)	55	65	49	260
Defined Contribution	205	196	197	186
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	100	107	105	108
Group cash flow in respect of pensions and similar benefits	360	368	351	554
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)The Group contributed a one-off contribution of $110 million into the US Pension Plan in 2023.
The Group received a partial refund of €115 million and €118 million from the Netherlands Plan respectively in 2024 and 2025, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied. A further €115 million refund from the Netherlands Plan is due to be received in 2026.
Following conclusion of the 2022 triennial valuation of the UK pension fund, the Group, in agreement with the Trustees, implemented an updated Schedule of Contributions. Deficit contributions to this fund continue to be nil. The 2025 triennial valuation is in progress and has not been concluded as at 31 December 2025.

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information	A summary of the status of the above Share Plans as at 31 December 2025, 2024 and 2023 and changes during the years ended on these dates is presented below:

	2025 Number of shares	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	19,112,255	21,329,938	17,923,890
Awarded	5,433,948	7,508,412	7,479,544
Vested	(6,413,314)	(6,296,695)	(2,021,439)
Forfeited	(2,504,504)	(3,429,400)	(2,052,057)
Outstanding at 31 December	15,628,385	19,112,255	21,329,938

	2025	2024	2023
Share award value information
Fair value per share award during the year	€52.20	€46.19	€45.71

Disclosure of number and weighted average exercise prices of share options

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at 1 January	181,138	€0.01	–	€0.00
Awarded	221,727	€0.01	196,994	€0.01
Vested	–	€0.00	–	€0.00
Forfeited	(54,155)	€0.01	(15,856)	€0.01
Outstanding at 31 December	348,710	€0.01	181,138	€0.01
Summary of options outstanding:

	2025			2024
	Outstanding share options	Weighted average exercise price	Weighted remaining average contractual life	Outstanding share options	Weighted average exercise price	Weighted remaining average contractual life
HUL PSP share options	348,710	€0.01	20 months	181,138	€0.01	25 months